Future Annual Principal Repayment Requirements On Borrowings (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Borrowed Funds [Line Items]
2015	$ 80,468,000
2016	982,067
2017	0
2018	0
2019	3,000,000
Total	$ 84,450,067	$ 47,000,000